NON-CONTROLLING INTERESTS (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
Balance, beginning of period	$ 983,717	$ 1,013,324	$ 2,006,479	$ 2,033,986
Canopy buyout of 13% minority interest and acquisition of an additional 20% of Golden Harvests		(570,995)
Distributions to Golden Harvest minority interest		(530,000)
Non-controlling interest share of Golden Harvests	29,607	550,187	(129,279)	(27,507)
Acquisition of 87% of Canopy			(893,483)
Acquisition of West New York		806,250
Non-controlling interest share of West New York		56,661
Roll off non-controlling interest in GR Michigan		32,811
Balance, end of period	$ 1,013,324	$ 1,358,238	$ 983,717	$ 2,006,479